CASH, CASH EQUIVALENTS AND SHORT AND LONG TERM INVESTMENTS - Schedule Showing Break-down of the Company's Total Short-term Investment and Long-term Investments (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
CASH, CASH EQUIVALENTS AND SHORT AND LONG TERM INVESTMENTS
Total Investments using Cost Method	$ 0	$ 0
Total Investments		2,100
UTStarcom Hong Kong Holdings Ltd. | Available-for-sale Securities
CASH, CASH EQUIVALENTS AND SHORT AND LONG TERM INVESTMENTS
Total Investments		$ 2,100